UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21508

Equipointe Funds

(Exact name of registrant as specified in charter)

200 Mansell Court E., Suite 430,  Roswell, GA     30076

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 12/31/06

Item 1.  Schedule of Investments.

		Equipointe Growth and Income Fund
		Schedule of Investments
		December 31, 2006
Number of		(Unaudited)
Shares				Value
		COMMON STOCK	62.65%

		BANKS-MONEY CENTER	1.13%
1,000		iPath Goldman Sachs Crude Oil Total Return Index *		$ 38,050
1,900		Lloyds TSB Group PLC		86,127
				124,177

		BANKS-NORTHEAST	1.97%
3,000		Commerce Bancorp, Inc.		105,810
10,000		Trustco Bank Corp.		111,200
				217,010

		BANKS-SUPER REGIONAL	0.86%
4,000		Huntington Bancshares, Inc.		95,000

		COMMERCIAL SERVICES-PRINTING	1.16%
8,000		Innerworkings, Inc.*		127,680

		ELECTRONIC - SEMICONDUCTOR MFG.	0.77%
4,000		Atheros Communications, Inc.* +		85,280

		ELECTRONIC PRODUCTS- MISC.	0.69%
5,000		NAM TAI Electronics, Inc.		75,950

		ENERGY-OTHER	0.94%
5,000		Fording Canadian Coal Trust		103,750

		FINANCE-CONSUMER/COMMERCIAL LOANS	1.24%
5,000		CapitalSource, Inc.		136,550

		FINANCE- INDEX TRACKING FUND	5.09%
3,900		iShares MSCI Canada Index Fund		98,748
1,200		iShares MSCI EAFE Index Fund		87,864
5,000		iShares MSCI Germany Index Fund		134,500
5,000		iShares MSCI United Kingdom Index Fund		117,050
2,000		iShares S&P Global Healthcare Sector Index Fund		114,360
50		iShares S&P Latin America 40 Index Fund		8,497
				561,019

		Equipointe Growth and Income Fund
		Schedule of Investments (Continued)
		December 31, 2006
		(Unaudited)
Number of
Shares				Value

		FINANCE-INVESTMENT MANAGEMENT	1.38%
6,807		Apollo Investment Corp.		$ 152,477

		FINANCE-PUBLIC-INVESTMENT Fd BOND	1.11%
6,000		Ares Capital Corp.		114,660
500		Pimco High Income Fund		7,975
				122,635

		FINANCE-REIT	13.06%
1,700		American Financial Realty Trust		19,447
2,000		Apartment & Management		112,040
1,000		Camden Property Trust		73,850
800		Equity Inns, Inc.		12,768
2,400		General Growth Properties, Inc.		125,352
3,255		Health Care REIT, Inc.		140,009
3,000		Hospitality Properties Trust		142,590
8,100		Inland Real Estate Corp.		151,632
8,000		KKR Financial Corp.		214,320
4,000		Lexington Realty Trust		89,720
2,000		Liberty Property Trust		98,280
6,000		National Retail Properties, Inc.		137,700
1,400		New Plan Excel Realty Trust		38,472
900		Thornburg Mortgage, Inc.		22,617
3,000		U-Store-It Trust		61,650
				1,440,447

		FINANCIAL SERVICES-MISC	0.85%
1,500		Alliance Data Systems Corp.*		93,705

		LEISURE-GAMING	1.21%
5,000		Isle of Capri Casinos, Inc.*		132,900

		MEDICAL/DENTAL-SUPPLIES	1.54%
5,000		Immucor, Inc.* +		146,150
1,000		Conmed Corp.*		23,120
				169,270

		Equipointe Growth and Income Fund
		Schedule of Investments (Continued)
		December 31, 2006
		(Unaudited)
Number of
Shares				Value

		METAL ORES-GOLD/SILVER	3.86%
3,000		Barrick Gold Corp.*		$ 92,100
2,000		Cia de Minas Buenaventura SA		56,120
5,000		Harmony Gold Mining Co., Ltd.*		78,750
5,000		Randgold Resources Ltd.* +		117,300
1,500		Southern Copper Corp.* +		80,835
				425,105

		OIL & GAS-CDN EXPLORATION & PRODUCTION	0.86%
5,000		Baytex Energy Trust		94,800

		OIL & GAS- FIELD SERVICES	1.18%
1,600		Core Laboratories N. V.*		129,600

		OIL & GAS-REFINING/MARKETING	2.56%
2,000		Enterprise Products Partners		57,960
10,300		Ferrellgas Partners-LP		220,214
100		World Fuel Services Corp.		4,446
				282,620

		OIL & GAS-TRANSPORTATION/PIPELINE	1.47%
3,000		Energy Transfer Partners LP		162,300

		OIL & GAS-U.S. ROYALTY TRUST	1.72%
700		Cross Timbers Royalty Trust		35,427
9,600		Permian Basin Royalty Trust		154,272
				189,699

		OIL & GAS-U.S. EXPLORATION & PRODUCTION	2.56%
2,000		Anadarko Petroleum Corp.* +		87,040
2,000		Apache Corp.+		133,020
1,000		EOG Resources, Inc.		62,450
				282,510

		PAPER & PAPER PRODUCTS	1.07%
2,700		Potlatch Corp.		118,314

		POLLUTION CONTROL- SERVICES	1.13%
3,000		Waste Connections, Inc.*		124,650

		REAL ESTATE OPERATIONS	0.88%
2,459		Brookfield Properties Corp.		96,712

		STEEL PRODUCERS	0.88%
2,200		Chaparral Steel Co.		97,394

		TELECOMMUNICATIONS-SERVICES	1.01%
3,000		Verizon Communications, Inc.		111,720

		TELECOMMUNICATIONS-WIRELESS EQUIPMENT	0.83%
5,000		Comtech Group, Inc.* +		90,950

		TELECOMMUNICATIONS-WIRELESS SERVICES	1.17%
2,000		NII Holdings, Inc.* +		128,880

		Equipointe Growth and Income Fund
		Schedule of Investments (Continued)
		December 31, 2006
		(Unaudited)
Number of
Shares				Value

		TRANSPORTATION-AIRLINE	2.09%
3,200		TAM SA -sponsored ADR *		$ 96,032
2,500		US Airways Group, Inc.* +		134,625
				230,657

		UTILITY-ELECTRIC POWER	3.74%
1,600		Ameren Corp.		85,968
3,000		Consolidated Edison, Inc.		144,210
3,950		Duquesne Light Holdings, Inc.		78,408
6,000		TECO Energy, Inc.		103,380
				411,966

		UTILITY-GAS DISTRIBUTION	1.60%
1,000		Kinder Morgan, Inc.		105,750
2,600		UGI Corp.		70,928
				176,678

		UTILITY-TELEPHONE	1.04%
8,000		Citizens Communications Co.		114,960

243,421
		TOTAL COMMON STOCK (Cost $6,825,528)		6,907,365

Number of
Contracts		Security, Exercise Price, Expiration Date		Value
	PUT OPTIONS PURCHASED		0.00%
20		Anadarko Petroleum Corp., $50, Jan 07		$ 100
	PUT OPTIONS PURCHASED (Cost $1,036)

	TOTAL INVESTMENTS (Cost $6,826,564)		62.65%	6,907,465
	CASH & OTHER ASSETS LESS LIABILITIES		37.35%	4,117,880

	TOTAL NET ASSETS		100.00%	$ 11,025,345

	*	Non-income producing security
	+	All or a portion of this security has been segregated to cover call options written
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust
				Unrealized
Number of				Appreciation
Contracts	FUTURES CONTRACTS			(Depreciation)

9		E-Mini NASDAQ 100 Contracts maturing
		March 2007 (Underlying Face Amount at
		Value $319,500)		$ (80)
3		E-Mini S&P 500 Contracts maturing
		March 2007 (Underlying Face Amount at
		Value $214,260)		(240)
40		E-Mini Russell 100 Contracts maturing
		March 2007 (Underlying Face Amount at
		Value $3,179,600)		(13,550)
	TOTAL FUTURES CONTRACTS			$ (13,870)

At December 31, 2006, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost				148,952
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value				(68,051)
Net unrealized appreciation				80,901

Equipointe Growth and Income Fund
Schedule of Call Options Written
December 31, 2006
(Unaudited)
Number of
Contracts	Security, Exercise Price, Expiration Date	Value
20	Anadarko Petroleum Corp., $50, Jan 2007	$ 100
20	Apache Corp., $65, Jan 2007	5,100
28	Atheros Communications, $22.5, Jan 2007	1,120
30	Barrick Gold Corp., $32.5. April 2007	4,440
50	Comtech Group Inc., $17.5, Mrach 2007	12,000
50	Immucor Inc., $30, March 2007	10,500
20	NII Holdings Inc., $70, March 2007	4,900
50	Randgold Resources Ltd., $22.5, Jan 2007	6,000
15	Southern Copper Corp., $57.5, Jan 2007	600
25	US Airways Group Inc. $55, Feb 2007	9,500
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $29,702)	$ 54,260

Investment Valuation:  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices.  Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.  Any securities or other assets for which market quotations are not readily available or for which the Adviser believes do no reflect market value are valued at fair value as determined in good faith and in accordance with valuation and pricing procedures approved by the Board of Trustees.  Short-term fixed income securities (securities with an original maturity of no more than 365 days) held by a Fund are generally valued on an amortized cost basis, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equipointe Funds

By (Signature and Title)

/s/ Allan Westcott

       Allan Westcott, President

Date

2/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Allan Westcott

        Allan Westcott, President

Date

2/28/2007

By (Signature and Title)

/s/ Angelo Alleca

       Angleo Alleca, Treasurer

Date

2/28/2007